Goodwill and impairment review of goodwill (Tables)	12 Months Ended
Dec. 31, 2018
Intangible Assets [Abstract]
Disclosure of reconciliation of goodwill

		$ million
	2018	2017
Cost
At 1 January	12,163	11,805
Exchange adjustments	(210)	336
Acquisitions and other additions[a]	1,046	83
Deletions	(184)	(61)
At 31 December	12,815	12,163
Impairment losses
At 1 January	612	611
Exchange adjustments	—	1
Deletions	(1)	—
At 31 December	611	612
Net book amount at 31 December	12,204	11,551
Net book amount at 1 January	11,551	11,194
[a] 2018 principally relates to the purchase of an additional 16.5% share in the Clair field in the North Sea. See Note 3 - Other significant transactions for further information.
Impairment review of goodwill

		$ million
Goodwill at 31 December	2018	2017
Upstream	8,346	7,728
Downstream	3,802	3,758
Other businesses and corporate	56	65
	12,204	11,551

Schedule of goodwill

		$ million
	2018	2017
Goodwill	8,346	7,728
Excess of recoverable amount over carrying amount	53,391	27,705

						$ million
			2018			2017
	Lubricants	Other	Total	Lubricants	Other	Total
Goodwill	2,692	1,110	3,802	2,849	909	3,758